FEDERATED ADVISER SERIES

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

November 2, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:   FEDERATED ADVISER SERIES (the “Registrant” or the “Trust”)

      Federated Hermes SDG Engagement Equity Fund (the “Fund”)

        Class A Shares

        Class C Shares

        Class R6 Shares

        Institutional Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated November 1, 2018, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 5 on November 1, 2018.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George Magera

George Magera

Assistant Secretary